Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total	$ 61,221	$ 63,422
Current portion	4,633	4,503
Less: Current portion of deferred financing costs	(159)	(170)
Current portion of long-term debt, net of deferred financing costs, current	4,474	4,333
Long-term portion	56,588	58,919
Less: Non-current portion of deferred financing costs	(670)	(790)
Long-term debt, net of current portion and deferred financing costs, non-current	55,918	58,129
Vessel Northsea Alpha [Member] | Secondone [Member]
Debt Instrument [Line Items]
Total	3,890	4,055
Vessel Northsea Beta [Member] | Thirdone [Member]
Debt Instrument [Line Items]
Total	3,890	4,055
Pyxis Malou Vessel [Member] | Fourthone [Member]
Debt Instrument [Line Items]
Total	10,620	11,190
Pyxis Delta Vessel [Member] | Sixthone [Member]
Debt Instrument [Line Items]
Total	4,725	5,400
Pyxis Theta Vessel [Member] | Seventhone [Member]
Debt Instrument [Line Items]
Total	14,096	14,722
Pyxis Epsilon Vessel [Member] | Eighthone [Member]
Debt Instrument [Line Items]
Total	$ 24,000	$ 24,000